Restricted cash	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Restricted Assets Disclosure [Text Block]
6.	Restricted cash:

At December 31, 2018, the Company had restricted cash relating to deposits pledged as collateral for bank guarantees for sales contracts with various hospitals and health authorities of $1,739 (December 31, 2017 - $1,863) and deposits pledged as collateral for operating lease arrangements of $235 (December 31, 2017 - $237).

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total of the amounts shown in the consolidated statement of cash flows:

	December 31,	December 31,
	2018	2017

Cash and cash equivalents	$15,596	$22,081
Restricted cash	1,974	2,100

Cash, cash equivalents, and restricted cash	$17,570	$24,181